UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07038
                                   ---------

                          THE MONEY MARKET PORTFOLIOS
                          ---------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
             (Address of principal executive offices) (Zip code)

       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (650) 312-2000
                                                          --------------

Date of fiscal year end:  06/30
                          -----

Date of reporting period: 12/31/04
                          --------

ITEM 1. REPORTS TO STOCKHOLDERS.


| Semiannual Report

THE MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS

THE MONEY MARKET PORTFOLIO

                                             --------------------------------------------------------------------------------------
                                             SIX MONTHS ENDED
                                             DECEMBER 31, 2004                          YEAR ENDED JUNE 30,
                                               (UNAUDITED)            2004           2003          2002          2001          2000
                                             --------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
  the period)

Net asset value, beginning of period ......   $     1.00         $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
                                              -------------------------------------------------------------------------------------

Income from investment operations -
 net investment income ....................         .008               .009          .014          .026          .059          .056

Less distributions from net investment
 income ...................................        (.008)             (.009)        (.014)        (.026)        (.059)        (.056)
                                              -------------------------------------------------------------------------------------
Net asset value, end of period ............   $     1.00         $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
                                              =====================================================================================

Total return(a) ...........................          .78%               .94%         1.41%         2.63%         6.08%         5.75%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .........   $6,150,502         $5,505,394    $5,331,200    $4,734,196    $4,490,919    $4,144,043

Ratios to average net assets:

 Expenses .................................          .16%(b)            .16%          .15%          .16%          .16%          .16%

 Expenses net of waiver and payments
  by affiliate ............................          .16%(b)            .15%          .15%          .15%          .15%          .15%

 Net investment income ....................         1.54%(b)            .93%         1.39%         2.56%         5.91%         5.65%

(a)   Total return is not annualized for periods less than one year.

(b)   Annualized.


                     Semiannual Report | See notes to financial statements. | 19

THE MONEY MARKET PORTFOLIOS

STATEMENT OF INVESTMENTS, DECEMBER 31, 2004 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------
THE MONEY MARKET PORTFOLIOS                                                            PRINCIPAL AMOUNT          VALUE
---------------------------------------------------------------------------------------------------------------------------
    CERTIFICATES OF DEPOSIT 46.3%
    Abbey National Treasury Service, Stamford Branch, 2.32%, 2/10/05 - 2/28/05 ......    $150,000,000        $  150,001,181
    ABN AMRO Bank, N.V., New York Branch, 2.29%, 1/12/05 - 1/14/05 ..................     150,000,000           150,000,000
    Bank of Montreal, Chicago Branch, 2.160% - 2.285%, 1/18/05 - 2/28/05 ............     150,000,000           150,000,256
    Bank of Nova Scotia, Portland Branch, 2.11% - 2.12%, 1/04/05 - 1/06/05 ..........     150,000,000           150,000,166
    Banque Nationale De Paris, New York Branch, 2.255% - 2.330%, 2/09/05 - 8/16/05 ..     150,000,000           149,993,069
    Barclay's Bank PLC, New York Branch, 2.28%, 2/22/05 .............................      75,000,000            75,000,538
    Credit Agricole, New York Branch, 2.28%, 2/23/05 - 2/24/05 ......................     150,000,000           150,000,000
    Dexia Bank, New York Branch, 2.04%, 1/21/05 .....................................     100,000,000           100,000,553
    HBOS Treasury Services PLC, New York Branch, 2.26% - 2.37%, 2/17/05 - 2/24/05 ...     150,000,000           150,002,143
    Landesbank Hessen Thueringen Girozentrale, New York Branch, 1.273% - 2.320%,
      2/14/05 - 3/01/05 .............................................................     149,000,000           148,962,700
    Lloyds Bank PLC, New York Branch, 2.05% - 2.40%, 1/31/05 - 3/11/05 ..............     150,000,000           150,000,726
    Royal Bank of Canada, New York Branch, 2.04%, 1/19/05 - 1/20/05 .................     150,000,000           150,000,000
    Royal Bank of Scotland NY, New York Branch, 1.98% - 2.30%, 1/18/05 - 2/01/05 ....     150,000,000           150,000,665
    Societe Generale North America, New York Branch, 2.03% - 2.32%, 1/14/05 - 2/04/05     150,000,000           150,000,000
    State Street Corp., Boston Branch, 2.05%, 1/10/05 - 1/11/05 .....................     150,000,000           150,000,000
    Svenska Handelsbanken, New York Branch, 2.180% - 2.405%, 1/25/05 - 3/10/05 ......     150,000,000           150,001,224
    Toronto Dominion Bank, New York Branch, 2.39%, 2/25/05 - 2/28/05 ................     150,000,000           150,000,000
    UBS Finance Delaware LLC, Stamford Branch, 2.330% - 2.405%, 2/07/05 - 3/04/05 ...     150,000,000           150,001,882
    Wells Fargo Bank NA, San Francisco Branch, 2.10% - 2.33%, 1/04/05 - 1/07/05 .....     150,000,000           150,000,000
    Westdeutsche Landesbank, New York Branch, 2.26% - 2.39%, 2/18/05 - 3/04/05 ......     125,000,000           125,000,994
                                                                                                             --------------
    TOTAL CERTIFICATES OF DEPOSIT (COST $2,848,966,097) .............................                         2,848,966,097
                                                                                                             --------------
    BANK NOTES (COST $150,000,000) 2.4%
    Bank of America NA, 2.26%, 2/16/05 - 2/17/05 ....................................     150,000,000           150,000,000
                                                                                                             --------------
    COMMERCIAL PAPER 45.4%
(a) AIG Funding Inc., 1/12/05 - 2/14/05 .............................................     150,000,000           149,741,327
(a) ANZ (Delaware) Inc., 1/06/05 - 3/01/05 ..........................................     150,000,000           149,818,389
(a) Barclay's U.S. Funding Corp., 3/02/05 ...........................................      75,000,000            74,702,500
(a) BP Capital Markets PLC, 1/03/05 .................................................     250,000,000           249,970,833
(a) Citigroup Global Markets Holdings, 1/25/05 - 1/28/05 ............................     150,000,000           149,782,188
(a) Commonwealth Bank of Australia, 1/10/05 - 1/24/05 ...............................     175,000,000           174,883,264
(a) Danske Corp., 1/12/05 - 3/03/05 .................................................     150,000,000           149,645,542
(a) General Electric Capital Corp., 2/03/05 .........................................      75,000,000            74,844,625
(a) Glaxosmithkline Finance PLC, 1/13/05 - 1/27/05 ..................................      50,000,000            49,945,958
(a) Goldman Sachs Group Inc., 1/18/05 - 1/20/05 .....................................     150,000,000           149,825,250
(a) ING U.S. Funding LLC, 1/31/05 - 2/11/05 .........................................     150,000,000           149,687,820
(a) Merrill Lynch & Co. Inc., 1/03/05 ...............................................     214,000,000           213,973,844
(a) Morgan Stanley & Co., 1/04/05 - 1/07/05 .........................................     150,000,000           149,956,181
(a) National Australia Funding Inc., 1/05/05 - 1/07/05 ..............................     150,000,000           149,952,292
(a) Nestle Capital Corp., 1/03/05 ...................................................      30,215,000            30,211,408
(a) Procter & Gamble Co., 1/07/05 - 1/13/05 .........................................     150,000,000           149,920,708
(a) Rabobank USA Finance Corp., 2/23/05 - 2/24/05 ...................................     100,000,000            99,669,340
(a) Shell Finance UK PLC, 2/07/05 - 2/18/05 .........................................     150,000,000           149,614,874
(a) Siemens Capital Corp., 2/02/05 - 2/25/05 ........................................     150,000,000           149,592,083
(a) Westdeutsche Landesbank, 2/16/05 ................................................      25,000,000            24,925,569
(a) Westpac Capital Corp., 1/24/05 - 1/26/05 ........................................     150,000,000           149,796,000
                                                                                                             --------------
    TOTAL COMMERCIAL PAPER (COST $2,790,459,995) ....................................                         2,790,459,995
                                                                                                             --------------


20 | Semiannual Report

THE MONEY MARKET PORTFOLIOS

---------------------------------------------------------------------------------------------------------------------------
THE MONEY MARKET PORTFOLIOS                                                           PRINCIPAL AMOUNT           VALUE
---------------------------------------------------------------------------------------------------------------------------
    U.S. GOVERNMENT AGENCY SECURITIES (COST $115,542,253) 1.9%
(a) Federal Home Loan Bank, 1/03/05 .................................................    $115,550,000        $  115,542,253
                                                                                                             --------------
    TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $5,904,968,345) ............                         5,904,968,345
                                                                                                             --------------
    REPURCHASE AGREEMENTS 3.9%
(b) ABN AMRO Bank, N.V., New York Branch, 2.00%, 1/03/05 (Maturity Value $40,006,667)      40,000,000            40,000,000
      Collateralized by U.S. Government Agency Securities, 6.625%, 9/15/09
(b) Deutsche Bank Securities Inc., 1.59%, 1/03/05 (Maturity Value $70,009,275) ......      70,000,000            70,000,000
      Collateralized by (a)U.S. Treasury Bills, 3/03/05
(b) Morgan Stanley & Co. Inc., 1.50%, 1/03/05 (Maturity Value $89,221,151) ..........      89,210,000            89,210,000
      Collateralized by U.S. Treasury Notes, 3.875%, 1/15/09
(b) UBS Securities LLC, 1.80%, 1/03/05 (Maturity Value $40,006,000) .................      40,000,000            40,000,000
      Collateralized by U.S. Government Agency Securities, 1.50%, 8/15/05
                                                                                                             --------------
    TOTAL REPURCHASE AGREEMENTS (COST $239,210,000) .................................                           239,210,000
                                                                                                             --------------
    TOTAL INVESTMENTS (COST $6,144,178,345) 99.9% ...................................                         6,144,178,345
    OTHER ASSETS, LESS LIABILITIES .1% ..............................................                             6,324,001
                                                                                                             --------------
    NET ASSETS 100.0% ...............................................................                        $6,150,502,346
                                                                                                             ==============

(a)   Security is traded on a discount basis with no stated coupon rate.

(b)   See Note 1(b) regarding repurchase agreement(s).


                     Semiannual Report | See notes to financial statements. | 21

THE MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS

THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO

                                                  ------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED
                                                  DECEMBER 31, 2004                      YEAR ENDED JUNE 30,
                                                     (UNAUDITED)         2004        2003            2002        2001       2000
                                                  ------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........       $   1.00       $   1.00    $   1.00        $   1.00    $   1.00   $   1.00
                                                      --------------------------------------------------------------------------
Income from investment operations - net
 investment income ............................           .007           .009        .013            .024        .056       .054

Less distributions from net investment income            (.007)         (.009)      (.013)          (.024)      (.056)     (.054)
                                                      --------------------------------------------------------------------------
Net asset value, end of period ................       $   1.00       $   1.00    $   1.00        $   1.00    $   1.00   $   1.00
                                                      ==========================================================================

Total return(a) ...............................            .75%           .87%       1.34%           2.43%       5.75%      5.48%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .............       $119,147       $117,815    $201,758        $226,676    $186,718   $221,993

Ratios to average net assets:

 Expenses .....................................            .16%(b)        .16%        .16%            .16%        .16%       .16%

 Expenses net of waiver and payments
  by affiliate ................................            .15%(b)        .15%        .15%            .15%        .15%       .15%

 Net investment income ........................           1.47%(b)        .87%       1.34%           2.33%       5.63%      5.36%

(a)   Total return is not annualized for periods less than one year.

(b)   Annualized.


22 | See notes to financial statements. | Semiannual Report

THE MONEY MARKET PORTFOLIOS

STATEMENT OF INVESTMENTS, DECEMBER 31, 2004 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------
THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO                                  PRINCIPAL AMOUNT          VALUE
---------------------------------------------------------------------------------------------------------------------------
    GOVERNMENT SECURITIES 25.1%
(a) U.S. Treasury Bill, 1/06/05 .....................................................    $ 5,000,000         $    4,998,883
(a) U.S. Treasury Bill, 1/20/05 .....................................................      10,000,000             9,991,212
(a) U.S. Treasury Bill, 3/03/05 .....................................................       5,000,000             4,983,776
(a) U.S. Treasury Bill, 3/24/05 .....................................................       5,000,000             4,977,906
(a) U.S. Treasury Bill, 4/14/05 .....................................................       5,000,000             4,969,100
                                                                                                             --------------
    TOTAL GOVERNMENT SECURITIES (COST $29,920,877) ..................................                            29,920,877
                                                                                                             --------------
    REPURCHASE AGREEMENTS 74.9%
(b) ABN AMRO Bank, N.V., New York Branch, 1.45%, 1/03/05 (Maturity Value $5,000,604)        5,000,000             5,000,000
      Collateralized by U.S. Treasury Notes, 2.75%, 6/30/06
(b) Banc of America Securities LLC, 1.55%, 1/03/05 (Maturity Value $5,000,646) ......       5,000,000             5,000,000
      Collateralized by U.S. Treasury Notes, 6.75%, 5/15/05
(b) Barclays Capital Inc., 1.30%, 1/03/05 (Maturity Value $5,000,542) ...............       5,000,000             5,000,000
      Collateralized by U.S. Treasury Notes, 1.875%, 1/31/06
(b) Bear, Stearns & Co. Inc., 1.40%, 1/03/05 (Maturity Value $5,000,583) ............       5,000,000             5,000,000
      Collateralized by U.S. Treasury Notes, 1.625%, 4/30/05
(b) Deutsche Bank Securities Inc., 1.59%, 1/03/05 (Maturity Value $24,623,262) ......      24,620,000            24,620,000
      Collateralized by (a)U.S. Treasury Bills, 1/06/05 - 5/05/05
(b) Goldman, Sachs & Co., 1.47%, 1/03/05 (Maturity Value $5,000,612) ................       5,000,000             5,000,000
      Collateralized by U.S. Treasury Notes, 2.25%, 4/30/06
(b) Greenwich Capital Markets Inc., 1.55%, 1/03/05 (Maturity Value $5,000,646) ......       5,000,000             5,000,000
      Collateralized by U.S. Treasury Notes, 1.125%, 6/30/05
(b) Morgan Stanley & Co. Inc., 1.50%, 1/03/05 (Maturity Value $24,618,077) ..........      24,615,000            24,615,000
      Collateralized by U.S. Treasury, Notes, 3.875%, 1/15/09
(b) UBS Securities LLC, 1.55%, 1/03/05 (Maturity Value $10,001,292) .................      10,000,000            10,000,000
      Collateralized by U.S. Treasury Notes, 5.625%, 5/15/08
                                                                                                             --------------
    TOTAL REPURCHASE AGREEMENTS (COST $89,235,000) ..................................                            89,235,000
                                                                                                             --------------
    TOTAL INVESTMENTS (COST $119,155,877) 100.0% ....................................                           119,155,877
    OTHER ASSETS, LESS LIABILITIES ..................................................                                (8,464)
                                                                                                             --------------
    NET ASSETS 100.0% ...............................................................                        $  119,147,413
                                                                                                             ==============

(a)   Security is traded on a discount basis with no stated coupon rate.

(b)   See Note 1(b) regarding repurchase agreement(s).


                     Semiannual Report | See notes to financial statements. | 23

THE MONEY MARKET PORTFOLIOS

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2004 (Unaudited)

                                                                     ----------------------------------
                                                                                            THE U.S.
                                                                                           GOVERNMENT
                                                                          THE              SECURITIES
                                                                      MONEY MARKET        MONEY MARKET
                                                                       PORTFOLIO           PORTFOLIO
                                                                     ----------------------------------
Assets:
 Investments in securities, at amortized cost (Note 1) ........      $5,904,968,345      $   29,920,877
 Repurchase agreements, at value and cost .....................         239,210,000          89,235,000
 Cash .........................................................              10,201               3,440
 Interest receivable ..........................................           7,095,131               3,755
                                                                     ----------------------------------
        Total assets ..........................................       6,151,283,677         119,163,072
                                                                     ----------------------------------
Liabilities:
 Payables:
  Professional fees ...........................................              12,496               5,445
  Custodian fees (Note 4) .....................................              20,585               1,011
  Affiliates ..................................................             728,434               9,035
 Distributions to shareholders ................................              19,380                  29
 Other liabilities ............................................                 436                 139
                                                                     ----------------------------------
        Total liabilities .....................................             781,331              15,659
                                                                     ----------------------------------
Net assets, at value ..........................................      $6,150,502,346      $  119,147,413
                                                                     ==================================
Shares outstanding ............................................       6,150,502,346         119,147,413
                                                                     ==================================
Net asset value per share .....................................      $         1.00      $         1.00
                                                                     ==================================


24 | See notes to financial statements. | Semiannual Report

THE MONEY MARKET PORTFOLIOS

STATEMENTS OF OPERATIONS
for the six months ended December 31, 2004 (unaudited)

                                                                     ----------------------------------
                                                                                            THE U.S.
                                                                                           GOVERNMENT
                                                                          THE              SECURITIES
                                                                      MONEY MARKET        MONEY MARKET
                                                                       PORTFOLIO           PORTFOLIO
                                                                     ----------------------------------
Investment income:
 Interest .....................................................      $   50,379,062      $      927,932
                                                                     ----------------------------------
Expenses:
 Management fees (Note 3) .....................................           4,479,223              85,862
 Custodian fees (Note 4) ......................................              50,315               1,236
 Reports to shareholders ......................................               5,856                 134
 Professional fees ............................................              22,035               5,486
 Trustees' fees and expenses ..................................               3,328                 543
 Other ........................................................              77,126               1,551
                                                                     ----------------------------------
        Total expenses ........................................           4,637,883              94,812
        Expenses reductions (Note 4) ..........................             (13,764)               (449)
        Expenses waived/paid by affiliate (Note 3) ............                  --              (8,455)
                                                                     ----------------------------------
         Net expenses .........................................           4,624,119              85,908
                                                                     ----------------------------------
          Net investment income ...............................          45,754,943             842,024
                                                                     ----------------------------------
Net realized gain (loss) from investments .....................              (5,944)                190
                                                                     ----------------------------------
Net increase (decrease) in net assets resulting from operations      $   45,748,999      $      842,214
                                                                     ==================================


                     Semiannual Report | See notes to financial statements. | 25

THE MONEY MARKET PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS
for the six months ended December 31, 2004 (unaudited) and the year ended June 30, 2004

                                                 -------------------------------------------------------------------------------
                                                                                              THE U.S. GOVERNMENT SECURITIES
                                                      THE MONEY MARKET PORTFOLIO                   MONEY MARKET PORTFOLIO
                                                 -----------------------------------------------------------------------------------
                                                   SIX MONTHS               YEAR                SIX MONTHS             YEAR
                                                      ENDED                 ENDED                 ENDED                ENDED
                                                 DECEMBER 31, 2004      JUNE 30, 2004        DECEMBER 31, 2004     JUNE 30, 2004
                                                 -----------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ......................   $    45,754,943       $    49,426,140       $       842,024       $   1,508,957
  Net realized gain (loss) from investments ..            (5,944)                3,825                   190               5,742
                                                 -----------------------------------------------------------------------------------
        Net increase (decrease) in net assets
          resulting from operations ..........        45,748,999            49,429,965               842,214           1,514,699
 Distributions to shareholders from net
  investment income ..........................       (45,748,999)(a)       (49,429,965)(b)          (842,214)(c)      (1,514,699)(d)
 Capital share transactions (Note 2) .........       645,108,182           174,194,451             1,332,859         (83,943,475)
                                                 -----------------------------------------------------------------------------------
        Net increase (decrease) in net assets        645,108,182           174,194,451             1,332,859         (83,943,475)
Net assets (there is no undistributed net
 investment income at beginning or end
 of period):
  Beginning of period ........................     5,505,394,164         5,331,199,713           117,814,554         201,758,029
                                                 -----------------------------------------------------------------------------------
  End of period ..............................   $ 6,150,502,346       $ 5,505,394,164       $   119,147,413       $ 117,814,554
                                                 ===================================================================================

(a) Distributions were decreased by a net realized loss from investments of $5,944.

(b) Distributions were increased by a net realized gain from investments of $3,825.

(c) Distributions were increased by a net realized gain from investments of $190.

(d) Distributions were increased by a net realized gain from investments of $5,742.


26 | See notes to financial statements. | Semiannual Report

THE MONEY MARKET PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of two separate portfolios (the Portfolios). The shares of the Trust are issued in private placements and are exempt from registration under the Securities Act of 1933. The Portfolios seek to provide high current income consistent with preservation of capital and liquidity.

The following summarizes the Portfolios' significant accounting policies.

A. SECURITY VALUATION

Securities are valued at amortized cost which approximates value. Repurchase agreements are valued at cost.

B. REPURCHASE AGREEMENTS

The Portfolios may enter into repurchase agreements, which are accounted for as a loan by the Portfolios to the seller, collateralized by securities which are delivered to the Portfolios' custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolios, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At December 31, 2004, all repurchase agreements held by the Portfolios had been entered into on that date.

C. INCOME TAXES

No provision has been made for U.S. income taxes because each Portfolio's policy is to qualify as a regulated investment company under Sub Chapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Portfolios distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Portfolios.

Common expenses incurred by the Trust are allocated among the Portfolios based on the ratio of net assets of each Portfolio to the combined net assets. Other expenses are charged to each Portfolio on a specific identification basis.


                                                          Semiannual Report | 27

THE MONEY MARKET PORTFOLIOS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F. GUARANTEES AND INDEMNIFICATIONS

Under the Portfolios' organizational documents, its officers and trustees are indemnified by the Portfolios against certain liability arising out of the performance of their duties to the Portfolios. Additionally, in the normal course of business, the Portfolios enter into contracts with service providers that contain general indemnification clauses. The Portfolios' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the Portfolios expect the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At December 31, 2004, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Portfolios' shares at $1.00 per share were as follows:

                                                                     ----------------------------------
                                                                                            THE U.S.
                                                                                           GOVERNMENT
                                                                           THE             SECURITIES
                                                                      MONEY MARKET        MONEY MARKET
                                                                        PORTFOLIO           PORTFOLIO
                                                                     ----------------------------------
Period ended December 31, 2004
 Shares sold ..................................................      $ 3,007,981,030     $   28,414,199
 Shares issued in reinvestment of distributions ...............           45,742,029            843,026
 Shares redeemed ..............................................       (2,408,614,877)       (27,924,366)
                                                                     ----------------------------------
 Net increase (decrease) ......................................      $   645,108,182     $    1,332,859
                                                                     ==================================
Year ended June 30, 2004
 Shares sold ..................................................      $ 5,413,860,590     $  145,540,988
 Shares issued in reinvestment of distributions ...............           49,424,401          1,513,783
 Shares redeemed ..............................................       (5,289,090,540)      (230,998,246)
                                                                     ----------------------------------
 Net increase (decrease) ......................................      $   174,194,451     $  (83,943,475)
                                                                     ==================================

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of Franklin Advisers, Inc. (Advisers) and Franklin/Templeton Investor Services, LLC (Investor Services), the Portfolios' investment manager and transfer agent, respectively, and of the Franklin Money Fund, the Institutional Fiduciary Trust, the Franklin Templeton Money Fund Trust, and the Franklin Federal Money Fund.


28 | Semiannual Report

THE MONEY MARKET PORTFOLIOS

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEE

The Portfolios pay an investment management fee to Advisers of .15% per year of the average daily net assets of each Portfolio. Advisers agreed in advance to voluntarily waive a portion of management fees for The U.S. Government Securities Money Market Portfolio as noted in the Statements of Operations. Total expenses waived by Advisers are not subject to reimbursement by the Portfolio subsequent to the Portfolio's fiscal year end.

B. OTHER AFFILIATED TRANSACTIONS

At December 31, 2004, the shares of The Money Market Portfolio were owned by following funds:

                                                                     ------------------------------------
                                                                                         PERCENTAGE OF
                                                                        SHARES         OUTSTANDING SHARES
                                                                     ------------------------------------
Institutional Fiduciary Trust - Money Market Portfolio ..........    4,356,450,684           70.83%
Franklin Money Fund .............................................    1,499,200,567           24.37%
Institutional Fiduciary Trust - Franklin Cash Reserves Fund .....      189,917,636            3.09%
Franklin Templeton Money Fund Trust - Franklin Templeton
 Money Fund .....................................................      104,933,459            1.71%

At December 31, 2004, the shares of The U.S. Government Securities Money Market Portfolio were owned by the following fund:

                                                                     ------------------------------------
                                                                                         PERCENTAGE OF
                                                                        SHARES         OUTSTANDING SHARES
                                                                     ------------------------------------
Franklin Federal Money Fund .....................................    119,147,413            100.00%

4. EXPENSE OFFSET ARRANGEMENT

The Portfolios have entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended 12/31/04, the custodian fees were reduced as noted in the Statements of Operations.

5. INCOME TAXES

At December 31, 2004, the cost of investments for book and income tax purposes was the same.

6. REGULATORY MATTERS

INVESTIGATIONS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), the California Attorney General's Office ("CAGO"), and the National Association of Securities Dealers, Inc.


                                                          Semiannual Report | 29

THE MONEY MARKET PORTFOLIOS

6. REGULATORY MATTERS (CONTINUED)

INVESTIGATIONS (CONTINUED)

("NASD"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the "Company"), as well as certain current or former executives and employees of the Company, received subpoenas and/or requests for documents, information and/or testimony. The Company and its current employees provided documents and information in response to those requests and subpoenas.

SETTLEMENTS

Beginning in August 2004, the Company entered into settlements with certain regulators investigating the mutual fund industry practices noted above. The Company believes that settlement of each of the matters described in this section is in the best interest of the Company and shareholders of the Franklin, Templeton, and Mutual Series mutual funds (the "funds").

On August 2, 2004, Franklin Resources, Inc. announced that its subsidiary, Franklin Advisers, Inc., reached an agreement with the SEC that resolved the issues resulting from the SEC investigation into market timing activity. In connection with that agreement, the SEC issued an "Order Instituting Administrative and Cease-and-Desist Proceedings Pursuant to Sections 203(e) and 203(k) of the Investment Advisers Act of 1940 and Sections 9(b) and 9(f) of the Investment Company Act of 1940, Making Findings and Imposing Remedial Sanctions and a Cease-and-Desist Order" (the "Order"). The SEC's Order concerned the activities of a limited number of third parties that ended in 2000 and those that were the subject of the first Massachusetts administrative complaint described below.

Under the terms of the SEC's Order, pursuant to which Franklin Advisers, Inc. neither admitted nor denied any of the findings contained therein, Franklin Advisers, Inc. agreed to pay $50 million, of which $20 million is a civil penalty, to be distributed to shareholders of certain funds in accordance with a plan to be developed by an independent distribution consultant. At this time, it is unclear which funds or which shareholders of any particular fund will receive distributions. The Order also required Franklin Advisers, Inc. to, among other things, enhance and periodically review compliance policies and procedures.

On September 20, 2004, Franklin Resources, Inc. announced that two of its subsidiaries, Franklin Advisers, Inc. and Franklin Templeton Alternative Strategies, Inc. ("FTAS"), reached an agreement with the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts (the "State of Massachusetts") related to its administrative complaint filed on February 4, 2004, concerning one instance of market timing that was also a subject of the August 2, 2004 settlement that Franklin Advisers, Inc. reached with the SEC, as described above.

Under the terms of the settlement consent order issued by the State of Massachusetts, Franklin Advisers, Inc. and FTAS consented to the entry of a cease-and-desist order and agreed to pay a $5 million administrative fine to the State of Massachusetts (the "Massachusetts Consent


30 | Semiannual Report

THE MONEY MARKET PORTFOLIOS

6. REGULATORY MATTERS (CONTINUED)

SETTLEMENTS (CONTINUED)

Order"). The Massachusetts Consent Order included two different sections:
"Statements of Fact" and "Violations of Massachusetts Securities Laws." Franklin Advisers, Inc. and FTAS admitted the facts in the Statements of Fact.

On October 25, 2004, the State of Massachusetts filed a second administrative complaint, alleging that Franklin Resources, Inc.'s Form 8-K filing (in which it described the Massachusetts Consent Order and stated that "Franklin did not admit or deny engaging in any wrongdoing") failed to state that Franklin Advisers, Inc. and FTAS admitted the Statements of Fact portion of the Massachusetts Consent Order (the "Second Complaint"). Franklin Resources, Inc. reached a second agreement with the State of Massachusetts on November 19, 2004, resolving the Second Complaint. As a result of the November 19, 2004 settlement, Franklin Resources, Inc. filed a new Form 8-K. The terms of the Massachusetts Consent Order did not change and there was no monetary fine associated with this second settlement.

On November 17, 2004, Franklin Resources, Inc. announced that Franklin/Templeton Distributors, Inc. ("FTDI") reached an agreement with the CAGO, resolving the issues resulting from the CAGO's investigation concerning sales and marketing support payments. Under the terms of the settlement, FTDI neither admitted nor denied the allegations in the CAGO's complaint and agreed to pay $2 million to the State of California as a civil penalty, $14 million to the funds, to be allocated by an independent distribution consultant to be paid for by FTDI, and $2 million to the CAGO for its investigative costs.

On December 13, 2004, Franklin Resources, Inc. announced that its subsidiaries FTDI and Franklin Advisers, Inc. reached an agreement with the SEC, resolving the issues resulting from the SEC's investigation concerning marketing support payments to securities dealers who sell fund shares. In connection with that agreement, the SEC issued an "Order Instituting Administrative and Cease-and-Desist Proceedings, Making Findings, and Imposing Remedial Sanctions Pursuant to Sections 203(e) and 203(k) of the Investment Advisers Act of 1940, Sections 9(b) and 9(f) of the Investment Company Act of 1940, and Section 15(b) of the Securities Exchange Act of 1934" (the "Second Order").

Under the terms of the Second Order, in which FTDI and Franklin Advisers, Inc. neither admitted nor denied the findings contained therein, they agreed to pay the funds a penalty of $20 million and disgorgement of $1 (one dollar). FTDI and Franklin Advisers, Inc. also agreed to implement certain measures and undertakings relating to marketing support payments to broker-dealers for the promotion or sale of fund shares, including making additional disclosures in the funds' Prospectuses and Statements of Additional Information. The Second Order further requires the appointment of an independent distribution consultant, at the Company's expense, who shall develop a plan for the distribution of the penalty and disgorgement to the funds.


                                                          Semiannual Report | 31

THE MONEY MARKET PORTFOLIOS

6. REGULATORY MATTERS (CONTINUED)

OTHER LEGAL PROCEEDINGS

The Company and other funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different federal courts in Nevada, California, Illinois, New York and Florida, alleging violations of various federal securities laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 Plans, and/or attorneys' fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the February 4, 2004 Massachusetts administrative complaint and the findings in the SEC's August 2, 2004 Order, as described above. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

In addition, the Company, as well as certain current and former officers, employees, and directors, have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of directed brokerage payments and/or payment of allegedly excessive advisory, commission, and distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named advisers, declaratory relief, injunctive relief, and/or attorneys' fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of certain funds.

The Company and fund management strongly believes that the claims made in each of the lawsuits identified above are without merit and intends to vigorously defend against them. The Company cannot predict with certainty, however, the eventual outcome of the remaining governmental investigations or private lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company's business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on the Company's future financial results. If the Company finds that it bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of its funds' shareholders.


32 | Semiannual Report




SHAREHOLDER INFORMATION


QUARTERLY STATEMENT OF INVESTMENTS

The Company files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.

                                                          Semiannual Report | 33

ITEM 2. CODE OF ETHICS.

(A) THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICERS AND PRINCIPAL FINANCIAL AND ACCOUNTING OFFICER.

(C) N/A

(D) N/A

(F) PURSUANT TO ITEM 10(A), THE REGISTRANT IS ATTACHING AS AN EXHIBIT A COPY OF ITS CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICERS FINANCIAL AND ACCOUNTING OFFICER.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(A)(1) THE REGISTRANT HAS AN AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

(2) THE AUDIT COMMITTEE FINANCIAL EXPERT IS FRANK W.T. LAHAYE, AND HE IS "INDEPENDENT" AS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.  N/A
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.  N/A
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

ITEM 9. CONTROLS AND PROCEDURES.
(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 10. EXHIBITS.

(A) CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS.

(B)(1) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND GALEN G. VETTER, CHIEF FINANCIAL OFFICER

(B)(2) CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND GALEN G. VETTER, CHIEF FINANCIAL OFFICER

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MONEY MARKET PORTFOLIOS

By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date  February 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date  February 18, 2005


By /s/Galen G. Vetter
Chief Financial Officer
Date  February 18, 2005